Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,467,864)	$ (836,945)	$ (2,648,946)	$ 1,339,504
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on investments held in Trust Account	(76,895)	(512,940)	(850,641)	(6,009,585)
Expenses paid by related party		82,023	175,323	80,020
Finance costs – discount on debt issuance	171,316	59,940	78,039	179,819
Changes in operating assets and liabilities:
Prepaid franchise taxes			(41,585)	287,447
Prepaid expenses and other assets	(46,198)
Prepaid income taxes	2,829		(601,348)
Due to related party	10,000
Due from Sponsor			(15,510)
Accounts payable and accrued expenses	699,225	782,340	1,687,600	2,599,027
Franchise tax payable		36,563	(75,086)	(192,909)
Income tax payable		(1,396,402)	(1,540,792)	820,571
Excise tax payable	187,171		888,340
Net cash used in operating activities	(520,416)	(1,785,421)	(2,944,606)	(896,106)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited into Trust Account	(37,218)	(223,023)	(358,003)	(420,000)
Cash withdrawn from Trust Account in connection with redemption		10,179,663	21,677,622	239,604,919
Cash deposited to Trust Account to refund over withdrawal				(327,875)
Cash withdrawn from Trust Account to pay franchise and income taxes	195,437	252,108	252,108	2,749,989
Net cash provided by investing activities	158,219	10,208,748	21,571,727	241,607,033
CASH FLOWS FROM FINANCING ACTIVITIES
Reimbursements to related party			(54,314)
Redemptions of Class A common stock		(10,179,663)	(21,677,622)	(239,604,919)
Payment of due to related party		(44,314)
Proceeds from promissory note – related party	500,000	800,000	1,000,000	300,000
Proceeds from convertible note – related party			422,182
Net cash provided by (used in) financing activities	500,000	(9,423,977)	(20,309,754)	(239,304,919)
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	137,803	(1,000,650)	(1,682,633)	1,406,008
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	142,260	1,824,893	1,824,893	418,885
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	280,063	824,243	142,260	1,824,893
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR
Cash	280,063	47,476	142,260
Cash and cash equivalents – restricted		776,767		1,824,893
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	280,063	824,243	142,260	1,824,893
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax		1,540,763	2,199,449
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Excise tax payable attributable to redemption of Class A common stock		101,797	216,777	2,396,049
Discount on debt issuance	$ 90,835
Class A common stock to be transferred to fund promissory note			162,894
Due from Sponsor in relation to extension payments				$ 120,000